Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 5,628	R$ 5,459
Trade receivables	2,210	1,199
Inventories	7,127	6,664
Recoverable taxes	1,241	1,100
Derivative financial instruments	93	48
Expenses in advance	99	73
Other accounts receivable	50	73
Total current assets	16,448	14,616
Non-current assets
Recoverable taxes	672	573
Deferred income tax and social contribution	140	171
Derivative financial instruments	297	226
Related parties	23	23
Restricted deposits for legal proceedings	24	44
Expenses in advance	9	9
Other accounts receivable	31	109
Investments	804	864
Property, plant and equipment	13,564	13,148
Intangible assets	5,183	5,172
Right-of-use assets	8,398	8,222
Total non-current assets	29,145	28,561
Total assets	45,593	43,177
Current liabilities
Trade payables, net	10,709	9,759
Trade payables – Agreements	938	1,459
Trade payables – Agreements – Acquisition of hypermarkets		892
Borrowings	38	36
Debentures and promissory notes	2,046	2,079
Payroll and related taxes	682	624
Lease liabilities	412	532
Taxes payable	529	298
Income tax and social contribution payable	34
Deferred revenues	449	418
Dividends and interest on own capital payable	129
Other accounts payable	346	328
Total current liabilities	16,312	16,425
Non-current liabilities
Trade payables, net	12	38
Borrowings	1,720	1,947
Debentures and promissory notes	12,761	11,122
Provision for legal proceedings	223	263
Lease liabilities	9,232	8,652
Deferred revenues	26	37
Cash-settled share plan	5	4
Other accounts payable	47	59
Total non-current liabilities	24,026	22,122
Shareholders´ equity
Share capital	1,272	1,272
Capital reserves	88	56
Earnings reserves	3,933	3,309
Treasury shares	(26)
Other comprehensive income	(12)	(7)
Total shareholders’ equity	5,255	4,630
Total liabilities and shareholders´ equity	R$ 45,593	R$ 43,177